Restructuring charges	12 Months Ended
Mar. 31, 2020
Restructuring and Related Activities [Abstract]
Restructuring charges
20.	Restructuring charges

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, which are designed to generate a positive impact on future profitability. These activities include exiting a business or product category, implementing a headcount reduction program, realignment of its manufacturing sites to low-cost
areas, utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs), a review of its development and design structure, and the streamlining of its sales and administrative functions. The restructuring activities are generally short term in nature and are generally completed within one year of initiation.
The changes in the accrued restructuring charges for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	Employee termination benefits	Non-cash write-downs and disposals, net *	Other associated costs	Total
Balance at March 31, 2017	11,634	—	9,167	20,801
Restructuring costs	18,999	2,233	1,147	22,379
Non-cash charges	—	(2,233)	—	(2,233)
Cash payments	(9,950)	—	(6,352)	(16,302)
Adjustments	(1,197)	—	226	(971)

Balance at March 31, 2018	19,486	—	4,188	23,674
Restructuring costs	24,449	2,731	5,825	33,005
Non-cash charges	—	(2,731)	—	(2,731)
Cash payments	(19,150)	—	(2,555)	(21,705)
Adjustments	955	—	(357)	598

Balance at March 31, 2019	25,740	—	7,101	32,841
Restructuring costs	22,957	100	1,653	24,710
Non-cash charges	—	(100)	—	(100)
Cash payments	(23,385)	—	(6,703)	(30,088)
Adjustments	(674)	—	(131)	(805)

Balance at March 31, 2020	24,638	—	1,920	26,558

*	Significant asset impairments excluded from restructuring charges are described in Note 13.

Total costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen in millions
	Fiscal year ended March 31, 2018
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	6,358	272	6,630	—	6,630
Pictures	2,922	—	2,922	—	2,922
Electronics Products & Solutions	3,384	118	3,502	0	3,502
Imaging & Sensing Solutions	28	—	28	—	28
Financial Services	—	—	—	—	—
All Other and Corporate	6,307	2,990	9,297	26	9,323

Total	18,999	3,380	22,379	26	22,405

	Yen in millions
	Fiscal year ended March 31, 2019
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	2,991	201	3,192	—	3,192
Pictures	4,795	—	4,795	—	4,795
Electronics Products & Solutions	11,437	4,574	16,011	86	16,097
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	5,226	3,781	9,007	—	9,007

Total	24,449	8,556	33,005	86	33,091

	Yen in millions
	Fiscal year ended March 31, 2020
	Employee termination benefits	Other associated costs *	Total net restructuring charges	Depreciation associated with restructured assets	Total
Game & Network Services	—	—	—	—	—
Music	3,179	6	3,185	—	3,185
Pictures	545	—	545	—	545
Electronics Products & Solutions	14,500	227	14,727	—	14,727
Imaging & Sensing Solutions	—	—	—	—	—
Financial Services	—	—	—	—	—
All Other and Corporate	4,733	1,520	6,253	256	6,509

Total	22,957	1,753	24,710	256	24,966

*	Other associated costs includes non-cash write-downs and disposals, net

Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activities refers to the increase in depreciation expense caused by revising the useful life and the salvage value of depreciable fixed assets under an approved restructuring plan. Any impairment of the assets is recognized immediately in the period it is identified.
Retirement programs
Sony has undergone several headcount reduction programs to further reduce operating costs primarily in an effort to improve the performance of certain segments related to the EP&S segment and reduce cost at the headquarters function. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has continued to implement a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. The employee termination benefits costs in the above table are included in selling, general and administrative in the consolidated statements of income.
Music
In an effort to optimize the organization and improve the performance of the Music segment, Sony has implemented a number of restructuring initiatives targeting operating effectiveness and cost reduction. These activities resulted in restructuring charges primarily consisting of headcount reductions totaling 6,630 million yen, 3,192 million yen and 3,185 million yen for the fiscal years ended March 31, 2018, 2019 and 2020
,
respectively.
Pictures
In an effort to optimize the organization and improve the performance of the Pictures segment, Sony has implemented a number of restructuring initiatives targeting operating effectiveness and cost reduction. These activities resulted in restructuring charges primarily consisting of headcount reductions totaling 4,795 million yen for the fiscal year ended March 31
,
201
9
.
There were no significant charges for the Pictures segment during the fiscal year ended March 31, 2020.
EP&S
In an effort to improve the performance of each business, mainly the smartphone business in the EP&S segment, Sony has implemented a number of restructuring initiatives targeting profitability improvement. These activities resulted in restructuring charges primarily consisting of the closure and consolidation of manufacturing sites as well as sales offices overseas totaling 16,011 million yen and 14,727 million yen for the fiscal year
s
ended March 31, 2019 and 2020
,
respectively.